Employee Benefit Plans and Postretirement Benefits - Weighted Average Target Asset Allocation For All Plans (Detail)	Dec. 31, 2018
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for all plans in asset categories	18.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for all plans in asset categories	53.00%
Cash/Other
Defined Benefit Plan Disclosure [Line Items]
Asset allocation for all plans in asset categories	29.00%